Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] - Common Stock [Member] ¥ / shares in Units, ¥ in Millions	Jun. 29, 2021 JPY (¥) ¥ / shares
Subsequent Event [Line Items]
Dividends payable, amount per share | ¥ / shares	¥ 12.5
Dividends payable, total amount | ¥	¥ 160,918
Dividends payable, date to be paid	Jun. 30, 2021
Dividends payable, date of record	Mar. 31, 2021